SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial statements for interim periods in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and the accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 (“2018 Form 10-K”). The Company’s accounting policies are described in the “Notes to Consolidated Financial Statements” in the 2018 Form 10-K and are updated, as necessary, in this Form 10-Q. The year-end condensed consolidated balance sheet data presented for comparative purposes was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. The results of operations for the three months ended March 31, 2019 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries Ondas Networks and FS Partners (FS Partners has not begun operations) and our majority owned subsidiaries, Full Spectrum Holding and Ondas Network Limited (both have not begun operations). All significant inter-company accounts and transactions between these entities have been eliminated in these condensed consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries Ondas Networks and FS Partners (FS Partners has not begun operations) and our majority owned subsidiaries, Full Spectrum Holding and Ondas Network Limited (both have not begun operations). All significant inter-company accounts and transactions between these entities have been eliminated in these historical consolidated financial statements.

Segment Information		Segment Information We operate in one business segment, which is the development, marketing and sale of wireless radio systems for secure, wide area mission-critical business-to-business networks.
Use of Estimates

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and warrants, and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and warrants, and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid instruments with an original maturity of three months or less, as well as deposits in financial institutions, to be cash and cash equivalents. As of December 31, 2018 and 2017, we had no cash equivalents.

Trade Accounts Receivable

Trade Accounts Receivable

Accounts receivable are stated at a gross invoice amount less an allowance for doubtful accounts. We estimate allowance for doubtful accounts by evaluating specific accounts where information indicates our customers may have an inability to meet financial obligations, such as customer payment history, credit worthiness and receivable amounts outstanding for an extended period beyond contractual terms. We use assumptions and judgment, based on the best available facts and circumstances, to record an allowance to reduce the receivable to the amount expected to be collected. These allowances are evaluated and adjusted as additional information is received.

We had no allowance for doubtful accounts as of December 31, 2018. We had an allowance for doubtful accounts of $7,914 as of December 31, 2017.

Inventory

Inventory

Inventories, which consist solely of equipment components, are stated at the lower of cost (first-in, first-out) or net realizable value, net of reserves for obsolete inventory. We continually analyze our slow-moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we established reserves. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. As of March 31, 2019 and December 31, 2018, we determined that no such reserves were necessary.

Inventory consist of the following:

	March 31, 2019	December 31, 2018
Raw Material	$321,598	$307,947
Finished Goods	33,830	39,998
TOTAL INVENTORY	$355,428	$347,945

Inventory

Inventories, which consist solely of equipment components, are stated at the lower of cost (first-in, first-out) or net realizable value, net of reserves for obsolete inventory. We continually analyze our slow-moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we established reserves. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. As of December 31, 2018 and 2017, we determined that no such reserves were necessary.

Property and Equipment

Property and Equipment

All additions, including improvements to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation of property and equipment is principally recorded using the straight-line method over the estimated useful lives of the assets. The estimated useful lives typically are (i) three years for equipment and software, and (ii) five years for vehicles and furniture and fixtures. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon the disposal of property, the asset and related accumulated depreciation accounts are relieved of the amounts recorded therein for such items, and any resulting gain or loss is recorded in operating expenses in the year of disposition.

Software

Software

Costs incurred internally in researching and developing a software product are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved through coding and testing. Generally, this occurs shortly before the products are released to production. The amortization of these costs is included in cost of revenue over the estimated life of the products.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are evaluated whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. Such indicators include significant technological changes, adverse changes in market conditions and/or poor operating results. The carrying value of a long-lived asset group is considered impaired when the projected undiscounted future cash flows is less than its carrying value. The amount of impairment loss recognized is the difference between the estimated fair value and the carrying value of the asset or asset group. Fair market value is determined primarily using the projected future cash flows discounted at a rate commensurate with the risk involved. Based upon our evaluation, there were no impairments of long-lived assets required during the year ended December 31, 2018.

Patents		Patents We amortize our intangible assets with a finite life on a straight-line basis, over 20 years for patents. We begin amortization of these costs on the date patents are awarded.
Research and Development

Research and Development

Costs for research and development are expensed as incurred. Research and development expense consists primarily of salaries, salary related expenses and costs of contractors and materials.

Derivative Financial Instruments		Derivative Financial Instruments Derivatives are recorded on the balance sheet at fair value and changes in fair value are recorded in earnings at each reporting date in accordance with U.S. GAAP.
Stock-Based Compensation

Stock-Based Compensation

The Company follows the fair value recognition provisions in ASC 718, Stock Compensation (“ASC 718”) and the provisions of ASC 505 (“ASC 505”) for stock-based transactions with non-employees. Stock based compensation expense recognized during the year includes compensation expense for all share-based payments based on a grant date fair value estimated in accordance with the provisions in the FASB guidance for stock compensation. The grant date is the date at which an employer and employee reach a mutual understanding of the key terms and conditions of a share-based payment award.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments consist primarily of receivables, accounts payable, accrued expenses and short and long-term debt. The carrying amount of receivables, accounts payable and accrued expenses approximates fair value because of the short-term maturity of such instruments. We have elected not to carry our debt instruments at fair value. The carrying amount of our debt approximates fair value. Interest rates that are currently available to us for issuance of short and long-term debt with similar terms and remaining maturities are used to estimate the fair value of our short and long-term debt.

We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 — Unobservable inputs for the asset or liability.

At March 31, 2019 and December 31, 2018, we had no instruments requiring a fair value determination.

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for three months ended March 31, 2019 and for the year ended December 31, 2018:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Three Months Ended March 31, 2019	Year ended December 31, 2018

Balance, beginning of period	$-	$(166,093)
Issuances of derivative liability	-	-
Reclassification to additional paid in capital	-	1,141,995
Change in fair value of derivative liability	-	(975,902)
Balance, end of period	$-	$-

The above table of Level 3 liabilities begins with the prior period balance and adjusts the balance for changes that occurred during the current period. The ending balance of the Level 3 financial instrument presented above represent our best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Fair Value of Financial Instruments

Our financial instruments consist primarily of receivables, accounts payable, accrued expenses and short and long-term debt. The carrying amount of receivables, accounts payable and accrued expenses approximates our fair value because of the short-term maturity of such instruments.

We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 -- Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 -- Unobservable inputs for the asset or liability.

We have elected not to carry our debt instruments at fair value. The carrying amount of our debt approximates fair value. Interest rates that are currently available to us for issuance of short and long-term debt with similar terms and remaining maturities are used to estimate the fair value of our short and long-term debt.

In accordance with accounting standards, we determined that at December 31, 2017, certain instruments qualified as derivative liabilities and should be recorded at their fair value on the date of issuance and re-measured at fair value each reporting period with the change reported in earnings). The fair value of these instruments were computed using the Binomial Lattice Monte Carlo model, incorporating transaction details such as the price of our common stock, contractual terms, maturity and risk-free rates, as well as assumptions about future financings, volatility, and holder behavior.

The assumptions used in computing the fair value as of December 31, 2017 are as follows:

Stock price	$0.0027
Conversion price	$8.1500
Expected volatility	63%
Term (years)	9.5
Risk-free interest	2.36%
Expected dividend yield	0%

At December 31, 2018, we had no instruments requiring a fair value determination.

The following table provides the financial assets and liabilities reported at fair value and measured on a recurring basis at December 31, 2018 and 2017:

Description	Assets/ (Liabilities) Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Fair value of derivative liability as of:

December 31, 2018	$—	$—	$—	$—

December 31, 2017	$(166,093)	$—	$—	$(166,093)

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for years ended December 31, 2018 and 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2018	2017

Balance, beginning of period	$(166,093)	$—
Issuances of derivative liability	—	(171,118)
Reclassification to additional paid in capital	1,141,995	—
Change in fair value of derivative liability	(975,902)	5,025
Balance, end of period	$—	$(166,093)

The above table of Level 3 liabilities begins with the prior period balance and adjusts the balance for changes that occurred during the current period. The ending balance of the Level 3 financial instrument presented above represent our best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized. In accordance with GAAP, we recognize the effect of uncertain income tax positions only if the positions are more likely than not of being sustained in an audit, based on the technical merits of the position. Recognized uncertain income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which those changes in judgment occur. We recognize both interest and penalties related to uncertain tax positions as part of the income tax provision.

Shipping and Handling		Shipping and Handling We expense all shipping and handling costs as incurred. These costs are included in cost of goods sold on the accompanying consolidated financial statements.
Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs represent costs incurred for the issuance of debt. Once the associated debt instrument is issued, these costs would be recorded as a debt discount and amortized using the effective interest method over the term of the related debt instrument. Upon abandonment of a pending financing transaction, the related deferred financing costs are charged to interest expense. In accordance with this policy during the three months ended March 31, 2019, the Company expensed $150,000 of financing costs in accordance with this policy.

Debt Issuance Costs

Debt issuance costs represent costs incurred for the issuance of debt. Once the associated debt instrument is issued, these costs would be recorded as a debt discount and amortized using the effective interest method over the term of the related debt instrument. Upon abandonment of a pending financing transaction, the related deferred financing costs are charged to interest expense.

Off-Balance Sheet Arrangements		Off-Balance Sheet Arrangements The Company has no off-balance sheet risk such as foreign exchange contracts, option contracts, or other hedging arrangements.
Foreign Currency

Foreign Currency

Our functional currency is the U.S. dollar. The functional currency of our foreign operations, generally, is the respective local currency for each foreign subsidiary. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date. Our condensed consolidated statements of income are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Realized and unrealized transaction gains and losses generated by transactions denominated in a currency different from the functional currency of the applicable entity are recorded in other income (loss) in the period in which they occur.

ASC 606, Revenue from Contracts with Customers

ASC 606, Revenue from Contracts with Customers

On January 1, 2018, we adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method with respect to all non-completed contracts. ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes nearly all existing revenue recognition guidance, including industry-specific guidance. The new guidance is based on the principle that an entity should recognize revenue to depict the transfer of products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgment and changes in judgments and assets recognized from costs incurred to fulfill a contract. The adoption of ASC 606 did not have a material effect on our financial position, results of operations, or internal controls over financial reporting.

Under ASC 606, the Company recognizes revenue when the customer obtains control of promised products or services, in an amount that reflects the consideration which is expected to be received in exchange for those products or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the products or services it transfers to the customer.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised product or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price utilizing the expected value method. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue. For the three months ended March 31, 2019 and 2018, none of our contracts with customers included variable consideration.

Contracts that are modified to account for changes in contract specifications and requirements are assessed to determine if the modification either creates new or changes the existing enforceable rights and obligations. Generally, contract modifications are for products or services that are not distinct from the existing contract due to the inability to use, consume or sell the products or services on their own to generate economic benefits and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. For the three months ended March 31, 2019 and 2018, there were no modifications to contract specifications.

The Company is engaged in the development, marketing and sale of wireless radio systems for secure, wide area mission-critical business-to-business networks. We generate revenue primarily from the sale of the FullMAX System and the delivery of related services.

Product revenue is comprised of sales of the Company’s software defined base station and remote radios, its network management and monitoring system, and accessories. The Company’s software and hardware is sold with a limited one-year basic warranty included in the price. The limited one-year basic warranty is an assurance-type warranty, is not a separate performance obligation, and thus no transaction price is allocated to it. The nature of tasks under the limited one-year basic warranty only provide for remedying defective product(s) covered by the warranty. Product revenue is generally recognized when the customer obtains control of our product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract, or upon installation when the combined performance obligation is not distinct within the context of the contract.

Service revenue is comprised of separately priced extended warranty sales, network support and maintenance, remote monitoring, as well as ancillary services directly related to the sale of the Company’s wireless communications products including wireless network design, systems engineering, radio frequency planning, software configuration, product training, installation, and onsite support. The extended warranty sold by the Company provides a level of assurance beyond the coverage for defects that existed at the time of a sale or against certain types of covered damage. The extended warranty includes 1) factory hardware repair or replacement, at our election, of the base station and remote radios, 2) software upgrades, bug fixes and new features of the radio software and NMS, 3) deployment and network architecture support, and 4) technical support by phone and email. Extended warranty, network support and maintenance, and remote monitoring revenues are recognized ratably over the term of the service contract. Ancillary service revenues are recognized at the point in time when those services have been provided to the customer and the performance obligation has been satisfied.

If the customer contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. We enter into certain contracts that have multiple performance obligations, one or more of which may be delivered subsequent to the delivery of other performance obligations. We allocate the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. We determine standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price considering available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Revenue is then allocated to the performance obligations using the relative selling prices of each of the performance obligations in the contract.

Our payment terms vary and range from Net 15 to Net 30 days from the date of the invoices.

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue:

	Three Months Ended March 31,
	2019	2018
Type of Revenue
Product revenue	$12,963	$-
Service revenue	19,331	29,382
Total revenue	$32,294	$29,382

	Three Months Ended March 31,
	2019	2018
Timing of Revenue
Revenue recognized point in time	$18,307	$4,967
Revenue recognized over time	13,987	24,415
Total	$32,294	$29,382

Contract Assets and Liabilities

We recognize a receivable or contract asset when we perform a service or transfer a good in advance of receiving consideration. A receivable is recorded when our right to consideration is unconditional and only the passage of time is required before payment of that consideration is due. A contract asset is recorded when our right to consideration in exchange for good or services that we have transferred to a customer is conditional on something other than the passage of time. We did not have any contract assets recorded at March 31, 2019.

We recognize a contract liability when we receive consideration, or if we have the unconditional right to receive consideration, in advance of satisfying the performance obligation. A contract liability is our obligation to transfer goods or services to a customer for which we have received consideration, or an amount of consideration is due from the customer. The table below details the activity in our contract liabilities during the three months ended March 31, 2019, and the balance at March 31, 2019 and is included in other current liabilities the Company’s condensed consolidated balance sheet.

Three Months Ended March 31, 2019
Balance at beginning of period	$20,631
Additions	20,826
Transfer to revenue	(13,987)
Balance at end of period	$27,470

Warranty Reserve

We provide a limited one-year assurance-type warranty on our software and hardware products. The assurance-type warranty covers defects in material and workmanship only. If a warranted software or hardware component is determined to be defective after being tested by the Company, the Company will repair, replace or refund the price of the covered hardware and/or software to the customer (not including any shipping, handling, delivery or installation charges). We estimate, based upon a review of historical warranty claim experience, the costs that may be incurred under our warranties and record a liability in the amount of such estimate at the time a product is sold. Factors that affect our warranty liability include the number of units sold, historical and anticipated rates of warranty claims, and cost per claim. We periodically assess the adequacy of our recorded warranty liability and adjust the accrual as claims data and historical experience warrants. The Company has assessed the costs of fulfilling its existing assurance-type warranties and has determined that the estimated outstanding warranty obligation at March 31, 2019 is immaterial to the Company’s financial statements.

ASC 606, Revenue from Contracts with Customers

On January 1, 2018, we adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method with respect to all non-completed contracts. Revenues and contract assets and liabilities for contracts completed prior to January 1, 2018 are presented in accordance with ASC 605, Revenue Recognition. ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes nearly all existing revenue recognition guidance, including industry-specific guidance. The new guidance is based on the principle that an entity should recognize revenue to depict the transfer of products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgment and changes in judgments and assets recognized from costs incurred to fulfill a contract. The adoption of ASC 606 did not have a material effect on our financial position, results of operations, or internal controls over financial reporting.

Under ASC 606, the Company recognizes revenue when the customer obtains control of promised products or services, in an amount that reflects the consideration which is expected to be received in exchange for those products or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the products or services it transfers to the customer.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised product or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price utilizing the expected value method. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue. For the year ended December 31, 2018, none of our contracts with customers included variable consideration.

Contracts that are modified to account for changes in contract specifications and requirements are assessed to determine if the modification either creates new or changes the existing enforceable rights and obligations. Generally, contract modifications are for products or services that are not distinct from the existing contract due to the inability to use, consume or sell the products or services on their own to generate economic benefits and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. For the year ended December 31, 2018, there were no modifications to contract specifications.

The Company is engaged in the development, marketing and sale of wireless radio systems for secure, wide area mission-critical business-to-business networks. We generate revenue primarily from the sale of the FullMAX System and the delivery of related services.

Product revenue is comprised of sales of the Company’s software defined base station and remote radios, its network management and monitoring system, and accessories. The Company’s software and hardware is sold with a limited one-year basic warranty included in the price. The limited one-year basic warranty is an assurance-type warranty, is not a separate performance obligation, and thus no transaction price is allocated to it. The nature of tasks under the limited one-year basic warranty only provide for remedying defective product(s) covered by the warranty. Product revenue is generally recognized when the customer obtains control of our product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract, or upon installation when the combined performance obligation is not distinct within the context of the contract.

Service revenue is comprised of separately priced extended warranty sales, network support and maintenance, remote monitoring, as well as ancillary services directly related to the sale of the Company’s wireless communications products including wireless network design, systems engineering, radio frequency planning, software configuration, product training, installation, and onsite support. The extended warranty sold by the Company provides a level of assurance beyond the coverage for defects that existed at the time of a sale or against certain types of covered damage. The extended warranty includes 1) factory hardware repair or replacement, at our election, of the base station and remote radios, 2) software upgrades, bug fixes and new features of the radio software and NMS, 3) deployment and network architecture support, and 4) technical support by phone and email. Extended warranty, network support and maintenance, and remote monitoring revenues are recognized ratably over the term of the service contract. Ancillary service revenues are recognized at the point in time when those services have been provided to the customer and the performance obligation has been satisfied.

If the customer contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. We enter into certain contracts that have multiple performance obligations, one or more of which may be delivered subsequent to the delivery of other performance obligations. We allocate the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. We determine standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price considering available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Revenue is then allocated to the performance obligations using the relative selling prices of each of the performance obligations in the contract.

Our payment terms vary and range from Net 15 to Net 30 days from the date of the invoices.

Accounting Standard Update 2016-02, Leases

Accounting Standard Update 2016-02, Leases

Under Topic 842, operating lease expense is generally recognized evenly over the term of the lease. The Company has operating leases primarily consisting of office space with remaining lease terms of 21 months to 50 months. Current facility leases include our offices in Sunnyvale, CA and Chengdu, Sichuan Province, People’s Republic of China. Lease costs were $160,802 for the three months ended March 31, 2019. There was no sublease rental income for the three months ended March 31, 2019.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. For lease agreements entered into or reassessed after the adoption of Topic 842, we combine the lease and non-lease components in determining the lease liabilities and right of use (“ROU”) assets.

Our lease agreements generally do not provide an implicit borrowing rate, therefore an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2018 for all leases that commenced prior to that date.

Lease Costs

Three Months Ended March 31, 2019
Components of total lease costs:
Operating lease expense	$148,085
Short-term lease costs(1)	12,717
Total lease costs	$160,802

(1) Represents short-term leases which are immaterial.

Lease Positions as of March 31, 2019

ROU lease assets and lease liabilities for our operating leases were recorded in the condensed consolidated balance sheet as follows:

March 31, 2019
Assets
Other assets	$875,873
Total assets	$875,873

Liabilities
Operating lease liabilities	$550,467
Operating lease liabilities, net of current	705,859
Total lease liability	$1,256,326

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating lease	2.77
Weighted average discount rate – operating lease	14%

Cash Flows

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$77,164
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU assets	$1,315,161

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the condensed consolidated balance sheet as of March 31, 2019, for the following five years and thereafter are as follows:

Years ending December 31,
2019 (9 months)	$492,937
2020	645,248
2021	173,545
2022	116,392
2023	67,895
Total future minimum lease payments	1,496,017
Lease imputed interest	239,691
Total	$1,256,326

At March 31, 2019, one of our long-term operating leases was abandoned and the likelihood of entering into a sublease agreement for the property was minimal, therefore, the Right to Use Asset value of $259,926 was considered impaired and the amount was charged to asset impairment on the accompanying condensed consolidated financial statements.

Disaggregation of Revenue

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue.

	Years Ended December 31,
	2018	2017
Type of Revenue
Product revenue	$125,664	$185,261
Service revenue	64,365	89,142
Total revenue	$190,029	$274,403

	Years Ended December 31,
	2018	2017
Timing of Revenue
Revenue recognized point in time	$147,863	$235,636
Revenue recognized over time	42,166	38,767
Total revenue	$190,029	$274,403

Contract Assets and Liabilities

Contract Assets and Liabilities

We recognize a receivable or contract asset when we perform a service or transfer a good in advance of receiving consideration. A receivable is recorded when our right to consideration is unconditional and only the passage of time is required before payment of that consideration is due. A contract asset is recorded when our right to consideration in exchange for good or services that we have transferred to a customer is conditional on something other than the passage of time. We did not have any contract assets recorded at December 31, 2018.

We recognize a contract liability when we receive consideration, or if we have the unconditional right to receive consideration, in advance of satisfying the performance obligation. A contract liability is our obligation to transfer goods or services to a customer for which we have received consideration, or an amount of consideration is due from the customer. The table below details the activity in our contract liabilities during the years ended December 31, 2018 and 2017, and the balance at the end of each year is reported as deferred revenue in the Company’s consolidated balance sheet.

	Years Ended December 31,
	2018	2017
Balance, beginning of year	$30,690	$36,299
Additions	32,106	39,895
Transfer to revenue	(42,166)	(45,504)
Balance, end of year	$20,631	$30,690

Warranty Reserve

Warranty Reserve

We provide a limited one-year assurance-type warranty on our software and hardware products. The assurance-type warranty covers defects in material and wordsmanship only. If a warranted software or hardware component is determined to be defective after being tested by the Company, the Company will repair, replace or refund the price of the covered hardware and/or software to the customer (not including any shipping, handling, delivery or installation charges). We estimate, based upon a review of historical warranty claim experience, the costs that may be incurred under our warranties and record a liability in the amount of such estimate at the time a product is sold. Factors that affect our warranty liability include the number of units sold, historical and anticipated rates of warranty claims, and cost per claim. We periodically assess the adequacy of our recorded warranty liability and adjust the accrual as claims data and historical experience warrants. The Company has assessed the costs of fulfilling its existing assurance-type warranties and has determined that the estimated outstanding warranty obligation at December 31, 2018 is immaterial to the Company’s financial statements.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss per share for all periods presented is based on the equity structure of the legal acquirer, which assumes common stock is outstanding and is reflected on a retrospective basis for all periods presented. Basic net loss per share is computed by dividing net loss by the weighted average shares of common stock outstanding for each period. Diluted net loss per share is the same as basic net loss per share since the Company has net losses for each period presented.

Potentially dilutive securities related to convertible debt for the three months ended March 31, 2019 and 2018 totaled 140,678 and 1,541,485, respectively, and have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

Net Loss Per Common Share

In a reverse merger transaction, net loss per share for all periods presented is based on the equity structure of the legal acquirer, which assumes common stock is outstanding and is reflected on a retrospective basis for all periods presented. Basic net loss per share is computed by dividing net loss by the weighted average shares of common stock outstanding for each period. Diluted net loss per share is the same as basic net loss per share since the Company has net losses for each period presented. The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2018	2017
Warrants to purchase common stock	—	1,953,722
Options to purchase common stock	—	3,606,052
Convertible debt	140,678	1,490,704
Total potentially dilutive securities	140,678	7,050,478

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. Cash is deposited with a limited number of financial institutions. The balances held at any one financial institution may be in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits.

Credit is extended to customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintains an allowance for doubtful accounts and sales credits.

Concentration of Customers

Concentration of Customers

Because we have only recently invested in our customer service and support organization, a small number of customers have accounted for a substantial amount of our revenue. During the three months ended March 31, 2019, two customers accounted for approximately $25,700 and $5,600 of our revenue or 80% and 17%, respectively. No other customers provided more than 10% of our revenue during the three months ended March 31, 2019. During the three months ended March 31, 2018, two customers accounted for approximately $19,000 and $6,800 of our revenue or 65% and 23%, respectively. No other customers provided more than 10% of our revenue during the three months ended March 31, 2018.

Concentration of Customers

Because we have only recently invested in our customer service and support organization, a small number of customers have accounted for a substantial amount of our revenue. During the year ended December 31, 2018, two customers accounted for approximately $145,000 and $32,000 of our revenue or 76% and 17%, respectively. No other customers provided more than 10% of our revenue during 2018. During the year ended December 31, 2017, three customers accounted for approximately $156,000, $50,000 and $41,000 of our revenue or 51%, 18% and 15%, respectively. No other customers provided more than 10% of our revenue during 2017.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”), 2018-13 that eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The FASB developed the amendments to Accounting Standards Codification (“ASC”) 820 as part of its broader disclosure framework project, which aims to improve the effectiveness of disclosures in the notes to financial statements by focusing on requirements that clearly communicate the most important information to users of the financial statements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. We are currently evaluating the effect of this guidance on our disclosures.

In June 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The amendments in ASU 2018-07 expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company has elected to early adopt ASU 2018-07 effective as of October 1, 2018.

In July 2017, the FASB issued ASU 2017-11 (“ASU 2017-11”), Earnings Per Share (“Topic 260”), Distinguishing Liabilities from Equity (“Topic 480”), and Derivatives and Hedging (“Topic 815”). ASU 2017-11 is intended to simplify the accounting for financial instruments with characteristics of liabilities and equity. Among the issues addressed are: (i) determining whether an instrument (or embedded feature) is indexed to an entity’s own stock; (ii) distinguishing liabilities from equity for mandatorily redeemable financial instruments of certain nonpublic entities; and (iii) identifying mandatorily redeemable non-controlling interests. ASU 2017-11 is effective for the Company on January 1, 2019. The adoption of this pronouncement had no impact on our accompanying condensed consolidated financial statements.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”), 2018-13 that eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The FASB developed the amendments to Accounting Standards Codification (“ASC”) 820 as part of its broader disclosure framework project, which aims to improve the effectiveness of disclosures in the notes to financial statements by focusing on requirements that clearly communicate the most important information to users of the financial statements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. We are currently evaluating the effect of this guidance on our disclosures.

In June 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The amendments in ASU 2018-07 expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.

In July 2017, the FASB issued ASU 2017-11 (“ASU 2017-11”), Earnings Per Share (“Topic 260”), Distinguishing Liabilities from Equity (“Topic 480”), and Derivatives and Hedging (“Topic 815”). ASU 2017-11 is intended to simplify the accounting for financial instruments with characteristics of liabilities and equity. Among the issues addressed are: (i) determining whether an instrument (or embedded feature) is indexed to an entity’s own stock; (ii) distinguishing liabilities from equity for mandatorily redeemable financial instruments of certain nonpublic entities; and (iii) identifying mandatorily redeemable non-controlling interests. ASU 2017-11 is effective for the Company on January 1, 2019. We are currently evaluating the potential impact of ASU 2017-11 on our financial statements.

In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) (“ASU 2016-15”). ASU 2016-15 is intended to reduce the diversity in practice regarding how certain transactions are classified within the statement of cash flows. ASU 2016-15 became effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. There was no material effect on our 2018 financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 Leases (“ASU 2018-10”) and ASU 2018-11, Leases (Topic 842), Targeted Improvements (“ASU 2018-11”). The amendments in ASU 2018-10 affect only narrow aspects of the guidance issued in the amendments in ASU 2016-02, including but not limited to lease residual value guarantee, rate implicit in the lease, lease term and purchase option. The amendments in ASU 2018-11 provide an optional transition method for adoption of the new standard, which will allow entities to continue to apply the legacy guidance in ASC 840, including its disclosure requirements, in the comparative periods presented in the year of adoption. In December 2018, the FASB issued ASU 2018-20, Leases (Topic 842), Narrow-Scope Improvements for Lessors (“ASU 2018-20”). ASU 2016-02 is effective for annual and interim periods for fiscal years beginning after December 15, 2018, which will require us to adopt these provisions in the first quarter of 2019 on a modified retrospective basis. While we continue evaluating our lease portfolio to assess the impact that ASU 2016-02 will have on our consolidated financial statements, we expect the primary impact to our consolidated financial statements upon adoption will be the recognition, on a discounted basis, of our future minimum rentals due under noncancelable leases on our consolidated balance sheet.

Restatement

Restatement

In connection with the year-end financial statement closing process, the Company determined that its previously issued financial statements included in its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2018 (“Restated Period”) should be restated due to an error in recording the conversion of debt on September 28, 2018 and the omission of recognizing a modification of debt on July 11, 2018. With the modification on July 11, 2018, the Company should have recorded a loss on extinguishment of debt in the amount of $44,348 and reclassified the derivative liability at its fair value in the amount of $1,141,995 to additional paid in capital (see NOTE 7 for details). On September 28, 2018, the debt conversion was originally recorded as a gain of $3,976,992, however it should have been recorded in common stock and additional paid in capital as a result of the July 11, 2018 debt modification. See NOTE 13 for further details and quantitative information on the Restated Period.